Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,962,810
Previously Paid Amount	0.00
Total Fee Amount	2,204.46
Total Offset Amount	0.00
Net Fee	2,204.46
Narrative - Max Aggregate Offering Price	$ 15,962,810
Final Prospectus	true